ITEM 1. SCHEDULE OF INVESTMENTS

T. ROWE PRICE U.S. TREASURY INTERMEDIATE FUND
Unaudited		February 29, 2008
Portfolio of Investments ‡	$ Par/Shares	Value
(Amounts in 000s)

U.S. GOVERNMENT & AGENCY MORTGAGE-BACKED
SECURITIES 8.1%
U.S. Government Obligations 8.1%
Government National Mortgage Assn.
5.00%, 6/15/34 - 3/15/36	2,073	2,080
5.50%, 4/20/36	2,517	2,568
6.00%, 12/15/08 - 11/20/37	15,938	16,486
6.50%, 6/15/08 - 9/20/32	473	497
7.00%, 3/15/13 - 12/20/32	4,238	4,475
7.50%, 6/15/08 - 11/15/17	113	119
8.00%, 4/15/17 - 10/15/25	107	116
8.50%, 8/15/08 - 4/15/23	14	15
9.00%, 12/15/19 - 8/15/21	6	7
9.50%, 12/15/24 - 5/15/25	44	49
10.50%, 2/20/16 - 6/20/19	39	43
11.00%, 2/15/10 - 12/15/19	51	57
11.50%, 4/15/10 - 2/15/18	120	133
12.50%, 10/15/13 - 3/15/15	13	14
Total U.S. Government & Agency Mortgage-Backed Securities (Cost $25,972)		26,659
U.S. GOVERNMENT AGENCY OBLIGATIONS
(EXCLUDING MORTGAGE-BACKED) 90.6%
U.S. Treasury Obligations 90.6%
U.S. Treasury Bonds, 7.50%, 11/15/16 (1)	8,800	11,443
U.S. Treasury Inflation-Indexed Notes, 1.875%, 7/15/13	5,832	6,320
U.S. Treasury Inflation-Indexed Notes, 2.00%, 7/15/14	4,875	5,306
U.S. Treasury Notes, 3.875%, 7/15/10	3,800	3,993
U.S. Treasury Notes, 3.875%, 2/15/13	32,600	34,699
U.S. Treasury Notes, 4.00%, 2/15/15	9,100	9,654
U.S. Treasury Notes, 4.125%, 8/31/12	2,000	2,146
U.S. Treasury Notes, 4.25%, 11/15/13	35,775	38,760
U.S. Treasury Notes, 4.25%, 8/15/14	20,400	22,029
U.S. Treasury Notes, 4.25%, 11/15/14	38,360	41,375
U.S. Treasury Notes, 4.50%, 11/15/15	11,100	12,076
U.S. Treasury Notes, 4.50%, 2/15/16	8,000	8,690
U.S. Treasury Notes, 4.625%, 7/31/12	2,440	2,669
U.S. Treasury Notes, 4.75%, 5/15/14	14,950	16,590
U.S. Treasury Notes, 4.75%, 8/15/17	30,455	33,405
U.S. Treasury Notes, 4.875%, 2/15/12	10,150	11,198
U.S. Treasury Notes, 4.875%, 8/15/16	15,200	16,858
U.S. Treasury Notes, 5.00%, 8/15/11	17,500	19,234
U.S. Treasury Notes, 5.125%, 5/15/16	2,500	2,819
Total U.S. Government Agency Obligations (Excluding Mortgage-Backed)
(Cost $279,397)		299,264

SHORT-TERM INVESTMENTS 3.7%
Money Market Funds 3.7%
T. Rowe Price Government Reserve
Investment Fund, 2.10% (2)(3)	12,242	12,242
Total Short-Term Investments (Cost $12,242)		12,242

Total Investments in Securities
102.4% of Net Assets (Cost $317,611)		$338,165

‡	Denominated in U.S. dollars unless otherwise noted.
(1)	All or a portion of this security is pledged to cover margin requirements on futures contracts at February 29, 2008.
(2)	Seven-day yield
(3)	Affiliated Companies

Open Futures Contracts at February 29, 2008 were as follows:
($ 000s)

		Contract	Unrealized
	Expiration	Value	Gain (Loss)
Long, 232 U.S. Treasury five year contracts
$211 par of 7.50% U.S. Treasury Bonds
pledged as initial margin	6/08	$26,505	$401

Net payments (receipts) of variation
margin to date			(155)
Variation margin receivable (payable)
on open futures contracts			$246

(3) Affiliated Companies
($000s)

The fund may invest in certain securities that are considered affiliated companies. As defined by the 1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common ownership or control.

	Purchase	Sales	Investment	Value
Affiliate	Cost	Cost	Income	2/29/08	5/31/07
T. Rowe Price Government
Reserve Investment Fund, 2.10%	¤	¤	$ 130	$ 12,242	$ 6,992

Totals			$ 130	$ 12,242	$ 6,992

¤	Purchase and sale information not shown for cash management funds.

Other information for the period ended February 29, 2008 related to affiliated companies is as follows:

Investment in securities, at cost	$12,242
Dividend income	130
Interest income	-
Investment income	$130
Realized gain (loss) on securities	$-
Capital gain distributions from
mutual funds	$-

The accompanying notes are an integral part of this Portfolio of Investments.

T. Rowe Price U.S. Treasury Intermediate Fund
Unaudited	February 29, 2008
Notes To Portfolio of Investments

NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES

T. Rowe Price U.S. Treasury Funds, Inc. (the corporation), is registered under the Investment Company Act of 1940 (the 1940 Act). The U.S. Treasury Intermediate Fund (the fund), a diversified, open-end management investment company, is one portfolio established by the corporation. The fund seeks a high level of income consistent with maximum credit protection and moderate fluctuation in principal.

The accompanying portfolio of investments was prepared in accordance with accounting principles generally accepted in the United States of America, which require the use of estimates made by fund management. Fund management believes that estimates and security valuations are appropriate; however, actual results may differ from those estimates, and the security valuations reflected in the portfolio of investments may differ from the value the fund receives upon sale of the securities.

Valuation

The fund values its investments and computes its net asset value per share at the close of the New York Stock Exchange (NYSE), normally 4 p.m. ET, each day that the NYSE is open for business. Debt securities are generally traded in the over-the-counter (OTC) market. Securities with original maturities of one year or more are valued at prices furnished by dealers who make markets in such securities or by an independent pricing service, which considers yield or price of bonds of comparable quality, coupon, maturity, and type, as well as prices quoted by dealers who make markets in such securities. Securities with original maturities of less than one year are valued at amortized cost in local currency, which approximates fair value when combined with accrued interest.

Investments in mutual funds are valued at the mutual fund’s closing net asset value per share on the day of valuation. Financial futures contracts are valued at closing settlement prices.

Other investments, including restricted securities, and those for which the above valuation procedures are inappropriate or are deemed not to reflect fair value are stated at fair value as determined in good faith by the T. Rowe Price Valuation Committee, established by the fund’s Board of Directors.

Investment Transactions

Investment transactions are accounted for on the trade date.

New Accounting Pronouncement

In September 2006, the Financial Accounting Standards Board (FASB) released the Statement of Financial Accounting Standard No. 157 (FAS 157), Fair Value Measurements. FAS 157 clarifies the definition of fair value and establishes the framework for measuring fair value, as well as proper disclosure of this methodology in the financial statements. It will be effective for the fund’s fiscal year beginning June 1, 2008. Management is evaluating the effects of FAS 157; however, it is not expected to have a material impact on the fund’s net assets or results of operations.

NOTE 2 - INVESTMENT TRANSACTIONS

Consistent with its investment objective, the fund engages in the following practices to manage exposure to certain risks or to enhance performance. The investment objective, policies, program, and risk factors of the fund are described more fully in the fund’s prospectus and Statement of Additional Information.

Futures Contracts

The fund may invest in futures contracts, which provide for the future sale by one party and purchase by another of a specified amount of a specific financial instrument at an agreed upon price, date, time, and place. Risks arise from possible illiquidity of the futures market and from movements in security values and/or interest rates.

NOTE 3 - FEDERAL INCOME TAXES

At February 29, 2008, the cost of investments for federal income tax purposes was $317,611,000. Net unrealized gain aggregated $20,955,000 at period-end, of which $21,002,000 related to appreciated investments and $47,000 related to depreciated investments.

NOTE 4 - RELATED PARTY TRANSACTIONS

The fund may invest in the T. Rowe Price Reserve Investment Fund and the T. Rowe Price Government Reserve Investment Fund (collectively, the T. Rowe Price Reserve Investment Funds), open-end management investment companies managed by Price Associates and affiliates of the fund. The T. Rowe Price Reserve Investment Funds are offered as cash management options to mutual funds, trusts, and other accounts managed by Price Associates and/or its affiliates, and are not available for direct purchase by members of the public. The T. Rowe Price Reserve Investment Funds pay no investment management fees.

T. ROWE PRICE U.S. TREASURY LONG-TERM FUND
Unaudited		February 29, 2008
Portfolio of Investments ‡	$ Par/Shares	Value
(Amounts in 000s)

U.S. GOVERNMENT & AGENCY MORTGAGE-BACKED
SECURITIES 5.9%
U.S. Government Obligations 5.9%
Government National Mortgage Assn.
4.50%, 11/20/35	2,873	2,765
5.00%, 6/15/34 - 3/15/36	2,027	2,033
5.50%, 10/15/35 - 4/20/36	2,856	2,916
6.00%, 11/15/12 - 11/20/37	11,591	12,003
6.50%, 7/15/09 - 9/20/32	285	298
7.00%, 11/20/23 - 12/20/32	4,162	4,397
8.00%, 10/15/16 - 3/15/17	14	15
8.50%, 7/15/08 - 2/15/27	147	158
9.00%, 12/15/08 - 8/15/25	239	260
10.00%, 12/15/17 - 7/15/22	48	54
10.50%, 11/15/16 – 7/15/19	13	15
11.50%, 10/15/10 – 6/15/13	3	3
Government National Mortgage Assn., CMO
4.485%, 10/16/33	1,374	1,335
4.994%, 3/16/30	1,145	1,170
5.50%, 12/20/35	730	728
6.50%, 5/20/28	933	982
Total U.S. Government & Agency Mortgage-Backed Securities (Cost $28,297)		29,132

U.S. GOVERNMENT AGENCY OBLIGATIONS
(EXCLUDING MORTGAGE-BACKED) 93.3%
U.S. Treasury Obligations 93.3%
U.S. Treasury Bonds, 4.50%, 2/15/36	21,595	21,858
U.S. Treasury Bonds, 4.75%, 2/15/37	60,315	63,538
U.S. Treasury Bonds, 5.375%, 2/15/31	27,128	30,905
U.S. Treasury Bonds, 5.50%, 8/15/28	13,184	15,145
U.S. Treasury Bonds, 6.00%, 2/15/26	23,359	28,206
U.S. Treasury Bonds, 6.125%, 8/15/29	16,959	21,016
U.S. Treasury Bonds, 6.25%, 5/15/30	17,639	22,266
U.S. Treasury Bonds, 6.375%, 8/15/27	11,750	14,825
U.S. Treasury Bonds, 7.125%, 2/15/23	39,047	51,713
U.S. Treasury Bonds, 7.25%, 8/15/22	11,305	15,089
U.S. Treasury Bonds, 7.625%, 2/15/25	16,725	23,504
U.S. Treasury Bonds, 7.875%, 2/15/21	29,573	40,986
U.S. Treasury Bonds, 8.875%, 8/15/17	11,300	16,060
U.S. Treasury Bonds, 8.875%, 2/15/19 (1)	25,221	36,665
U.S. Treasury Inflation-Indexed Notes, 1.875%, 7/15/13	6,347	6,878
U.S. Treasury Inflation-Indexed Notes, 2.00%, 7/15/14	8,265	8,996
U.S. Treasury Notes, 4.25%, 11/15/14	7,205	7,771
U.S. Treasury Notes, 4.625%, 7/31/12	6,560	7,175
U.S. Treasury Notes, 4.75%, 8/15/17	15,385	16,875
U.S. Treasury Notes, 5.125%, 5/15/16	8,430	9,505
Total U.S. Government Agency Obligations (Excluding Mortgage-Backed)
(Cost $415,854)		458,976

SHORT-TERM INVESTMENTS 1.6%
Money Market Funds 1.6%
T. Rowe Price Government Reserve Investment
Fund, 2.10% (2)(3)	7,613	7,613
Total Short-Term Investments (Cost $7,613)		7,613

Total Investments in Securities
100.8% of Net Assets (Cost $451,764)		$495,721

‡	Denominated in U.S. dollars unless otherwise noted.
(1)	All or a portion of this security is pledged to cover margin requirements on futures contracts at February 29, 2008.
(2)	Seven-day yield
(3)	Affiliated Companies
(4)	Non-income producing
CMO	Collateralized Mortgage Obligation

OPTIONS WRITTEN 0.0%
U.S. Treasury thirty year on futures, Put, 3/20/08 @ $144.00 (4)	(40)	(11)
Total Options Written (Cost $(57))		(11)

Open Futures Contracts at February 29, 2008 were as follows:
($ 000s)

		Contract	Unrealized
	Expiration	Value	Gain (Loss)
Long, 409 U.S. Treasury ten year contracts,
$309 par of 8.875% U.S. Treasury Bonds
pledged as initial margin	6/08	$47,968	$1,036
Short, 25 U.S Treasury thirty year contracts,
$0 par of 8.875% U.S. Treasury Bonds
pledged as initial margin	6/08	(2,966)	(93)
Long, 123 U.S. Treasury five year contracts,
$184 par of 8.875% U.S. Treasury Bonds
pledged as initial margin	6/08	14,053	213
Net payments (receipts) of variation
margin to date			(455)
Variation margin receivable (payable)
on open futures contracts			$701

(3) Affiliated Companies
($000s)

The fund may invest in certain securities that are considered affiliated companies. As defined by the 1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common ownership or control.

	Purchase	Sales	Investment	Value
Affiliate	Cost	Cost	Income	2/29/08	5/31/07
T. Rowe Price Government
Reserve Investment Fund, 2.10%	¤	¤	$ 187	$ 7,613	$ 9,983

Totals			$ 187	$ 7,613	$ 9,983

¤	Purchase and sale information not shown for cash management funds.

Other information for the period ended Februray 29, 2008, related to affiliated companies is as follows:

Investment in securities, at cost	$7,613
Dividend income	187
Interest income	-
Investment income	$187
Realized gain (loss) on securities	$-
Capital gain distributions from
mutual funds	$-

The accompanying notes are an integral part of this Portfolio of Investments.

T. Rowe Price U.S. Treasury Long-Term Fund
Unaudited	February 29, 2008
Notes To Portfolio of Investments

NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES

T. Rowe Price U.S. Treasury Funds, Inc. (the corporation), is registered under the Investment Company Act of 1940 (the 1940 Act). The U.S. Treasury Long-Term Fund (the fund), a diversified, open-end management investment company, is one portfolio established by the corporation. The fund seeks the highest level of income consistent with maximum credit protection.

The accompanying portfolio of investments was prepared in accordance with accounting principles generally accepted in the United States of America, which require the use of estimates made by fund management. Fund management believes that estimates and security valuations are appropriate; however, actual results may differ from those estimates, and the security valuations reflected in the portfolio of investments may differ from the value the fund receives upon sale of the securities.

Valuation

The fund values its investments and computes its net asset value per share at the close of the New York Stock Exchange (NYSE), normally 4 p.m. ET, each day that the NYSE is open for business. Debt securities are generally traded in the over-the-counter (OTC) market. Securities with original maturities of one year or more are valued at prices furnished by dealers who make markets in such securities or by an independent pricing service, which considers yield or price of bonds of comparable quality, coupon, maturity, and type, as well as prices quoted by dealers who make markets in such securities. Securities with original maturities of less than one year are valued at amortized cost in local currency, which approximates fair value when combined with accrued interest.

Investments in mutual funds are valued at the mutual fund’s closing net asset value per share on the day of valuation. Options on futures contracts are valued at the last sale price. Financial futures contracts are valued at closing settlement prices.

Other investments, including restricted securities, and those for which the above valuation procedures are inappropriate or are deemed not to reflect fair value are stated at fair value as determined in good faith by the T. Rowe Price Valuation Committee, established by the fund’s Board of Directors.

Investment Transactions

Investment transactions are accounted for on the trade date.

New Accounting Pronouncement

In September 2006, the Financial Accounting Standards Board (FASB) released the Statement of Financial Accounting Standard No. 157 (FAS 157), Fair Value Measurements. FAS 157 clarifies the definition of fair value and establishes the framework for measuring fair value, as well as proper disclosure of this methodology in the financial statements. It will be effective for the fund’s fiscal year beginning June 1, 2008. Management is evaluating the effects of FAS 157; however, it is not expected to have a material impact on the fund’s net assets or results of operations.

NOTE 2 - INVESTMENT TRANSACTIONS

Consistent with its investment objective, the fund engages in the following practices to manage exposure to certain risks or to enhance performance. The investment objective, policies, program, and risk factors of the fund are described more fully in the fund’s prospectus and Statement of Additional Information.

Futures Contracts

The fund may invest in futures contracts, which provide for the future sale by one party and purchase by another of a specified amount of a specific financial instrument at an agreed upon price, date, time, and place. Risks arise from possible illiquidity of the futures market and from movements in security values and/or interest rates.

Options

The fund may invest in call and put options on futures contracts that give the holder the right to purchase or sell, respectively, a particular futures contract at a specified price on a certain date. Risks arise from possible illiquidity of the options market and from movements in underlying futures prices. Options are reflected in the accompanying Portfolio of Investments at market value.

NOTE 3 - FEDERAL INCOME TAXES

At February 29, 2008, the cost of investments for federal income tax purposes was $451,764,000. Net unrealized gain aggregated $45,159,000 at period-end, of which $45,322,000 related to appreciated investments and $163,000 related to depreciated investments.

NOTE 4 - RELATED PARTY TRANSACTIONS

The fund may invest in the T. Rowe Price Reserve Investment Fund and the T. Rowe Price Government Reserve Investment Fund (collectively, the T. Rowe Price Reserve Investment Funds), open-end management investment companies managed by Price Associates and affiliates of the fund. The T. Rowe Price Reserve Investment Funds are offered as cash management options to mutual funds, trusts, and other accounts managed by Price Associates and/or its affiliates, and are not available for direct purchase by members of the public. The T. Rowe Price Reserve Investment Funds pay no investment management fees.

T. ROWE PRICE U.S. TREASURY MONEY FUND
Unaudited		February 29, 2008
Portfolio of Investments ‡
(Amounts in 000s)	$ Par	Value

U.S. TREASURY OBLIGATIONS 99.6%
U.S. Treasury Obligations 99.6%
U.S. Treasury Bills, 1.962%, 4/3/08	3,748	3,741
U.S. Treasury Bills, 2.023%, 4/10/08	3,620	3,612
U.S. Treasury Bills, 2.047%, 8/7/08	30,000	29,729
U.S. Treasury Bills, 2.055%, 7/10/08	4,375	4,342
U.S. Treasury Bills, 2.07%, 7/10/08	2,670	2,650
U.S. Treasury Bills, 2.075%, 8/21/08	30,000	29,701
U.S. Treasury Bills, 2.08%, 5/29/08	35,000	34,821
U.S. Treasury Bills, 2.135%, 5/1/08	20,000	19,928
U.S. Treasury Bills, 2.18%, 5/8/08	2,046	2,037
U.S. Treasury Bills, 2.184%, 3/6/08	87	87
U.S. Treasury Bills, 2.196%, 3/6/08	92,000	91,972
U.S. Treasury Bills, 2.207%, 5/8/08	50,000	49,792
U.S. Treasury Bills, 2.23%, 3/27/08	80,000	79,871
U.S. Treasury Bills, 2.25%, 4/24/08	20,000	19,933
U.S. Treasury Bills, 2.26%, 4/24/08	1,140	1,136
U.S. Treasury Bills, 2.304%, 3/13/08	8,277	8,271
U.S. Treasury Bills, 2.325%, 3/20/08	75,000	74,908
U.S. Treasury Bills, 2.34%, 7/31/08	35,000	34,654
U.S. Treasury Bills, 2.375%, 7/17/08	3,610	3,577
U.S. Treasury Bills, 2.395%, 7/17/08	7,580	7,510
U.S. Treasury Bills, 2.41%, 7/24/08	25,000	24,757
U.S. Treasury Bills, 2.43%, 3/13/08	1,775	1,774
U.S. Treasury Bills, 2.44%, 3/13/08	60,000	59,951
U.S. Treasury Bills, 2.465%, 3/20/08	20,000	19,974
U.S. Treasury Bills, 2.674%, 5/29/08	20,000	19,897
U.S. Treasury Bills, 2.70%, 4/10/08	299	298
U.S. Treasury Bills, 2.90%, 3/13/08	5,200	5,195
U.S. Treasury Bills, 2.951%, 7/17/08	25,000	24,717
U.S. Treasury Bills, 2.975%, 3/6/08	43,000	42,982
U.S. Treasury Bills, 3.021%, 3/6/08	264	264
U.S. Treasury Bills, 3.03%, 4/10/08	7,409	7,384
U.S. Treasury Bills, 3.08%, 4/17/08	10,000	9,960
U.S. Treasury Bills, 3.15%, 5/1/08	10,000	9,947
U.S. Treasury Bills, 3.17%, 4/10/08	2,526	2,517
U.S. Treasury Bills, 3.18%, 4/10/08	22,000	21,922
U.S. Treasury Bills, 3.18%, 7/10/08	18,000	17,792
U.S. Treasury Bills, 3.24%, 5/8/08	1,615	1,605
U.S. Treasury Bills, 3.31%, 4/3/08	67,000	66,797
U.S. Treasury Bills, 3.446%, 6/26/08	50,000	49,440
U.S. Treasury Bills, 3.61%, 5/15/08	70,000	69,474
U.S. Treasury Bills, 3.74%, 5/8/08	73,679	73,158
U.S. Treasury Bills, 3.96%, 3/20/08	50,000	49,896
U.S. Treasury Bills, 4.02%, 3/13/08	50,000	49,933
U.S. Treasury Bills, 4.26%, 3/6/08	3,330	3,328
U.S. Treasury Notes, 4.125%, 8/15/08	30,000	30,287
U.S. Treasury Notes, 4.625%, 9/30/08	25,000	25,243
U.S. Treasury Notes, 5.625%, 5/15/08	80,000	80,226
Total U.S. Treasury Obligations (Cost $1,270,990)		1,270,990

Total Investments in Securities
99.6% of Net Assets (Cost $1,270,990)		$1,270,990

‡	Denominated in U.S. dollars unless otherwise noted.

The accompanying notes are an integral part of this Portfolio of Investments.

T. Rowe Price U.S. Treasury Money Fund
Unaudited	February 29, 2008
Notes To Portfolio of Investments

NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES

T. Rowe Price U.S. Treasury Funds, Inc. (the corporation), is registered under the Investment Company Act of 1940 (the 1940 Act). The U.S. Treasury Money Fund (the fund), a diversified, open-end management investment company, is one portfolio established by the corporation. The fund seeks maximum preservation of capital and liquidity and, consistent with these goals, the highest possible current income.

The accompanying portfolio of investments was prepared in accordance with accounting principles generally accepted in the United States of America, which require the use of estimates made by fund management. Fund management believes that estimates and security valuations are appropriate; however, actual results may differ from those estimates, and the security valuations reflected in the portfolio of investments may differ from the value the fund receives upon sale of the securities.

Valuation

Securities are valued at amortized cost. Assets and liabilities for which such valuation procedures are deemed not to reflect fair value are stated at fair value as determined in good faith by the T. Rowe Price Valuation Committee, established by the fund’s Board of Directors.

Investment Transactions

Investment transactions are accounted for on the trade date.

New Accounting Pronouncement

In September 2006, the Financial Accounting Standards Board (FASB) released the Statement of Financial Accounting Standard No. 157 (FAS 157), Fair Value Measurements. FAS 157 clarifies the definition of fair value and establishes the framework for measuring fair value, as well as proper disclosure of this methodology in the financial statements. It will be effective for the fund’s fiscal year beginning June 1, 2008. Management is evaluating the effects of FAS 157; however, it is not expected to have a material impact on the fund’s net assets or results of operations.

NOTE 2 - FEDERAL INCOME TAXES

At February 29, 2008, the cost of investments for federal income tax purposes was $1,270,990,000.

Item 2. Controls and Procedures.

(a) The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures within 90 days of this filing and have concluded that the registrant’s disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-Q was recorded, processed, summarized, and reported timely.

(b) The registrant’s principal executive officer and principal financial officer are aware of no change in the registrant’s internal control over financial reporting that occurred during the registrant’s most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Separate certifications by the registrant's principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

T. Rowe Price U.S. Treasury Funds, Inc.

By	/s/ Edward C. Bernard
Edward C. Bernard
Principal Executive Officer

Date	April 23, 2008

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Edward C. Bernard
Edward C. Bernard
Principal Executive Officer

Date	April 23, 2008

By	/s/ Gregory K. Hinkle
Gregory K. Hinkle
Principal Financial Officer

Date	April 23, 2008